UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22437
Guggenheim Taxable Municipal Managed Duration Trust
(Exact name of registrant as specified in charter)
227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)
Amy J. Lee 227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:  (312) 827-0100
Date of fiscal year end: May 31
Date of reporting period: June 1, 2017 – August 31, 2017

Item 1.    Schedule of Investments.
Attached hereto.

Guggenheim Taxable Municipal Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Shares	Value
COMMON STOCKS† - 0.1%
Energy - 0.1%
SandRidge Energy, Inc.*	9,731	$167,568
Approach Resources, Inc.*,4	44,160	122,765
Total Energy		290,333
Technology - 0.0%
Aspect Software Parent, Inc.*,†††,1,2,3	6,275	64,635
Aspect Software Parent, Inc.*,†††,2,3	2,541	26,172
Total Technology		90,807
Consumer, Non-cyclical - 0.0%
Targus Group International Equity, Inc*,†††,1,2,3	18,415	27,438
Communications - 0.0%
Cengage Learning Acquisitions, Inc.*,††	3,457	23,767
Total Common Stocks
(Cost $470,772)		432,345
MONEY MARKET FUND† - 2.3%
Dreyfus Treasury Securities Cash Management Fund - Institutional Class 0.87%[11]	9,258,368	9,258,368
Total Money Market Fund
(Cost $9,258,368)		9,258,368

	Face
	Amount
MUNICIPAL BONDS†† - 110.6%
California - 22.9%
Los Angeles Department of
Water & Power Power System Revenue Revenue Bonds, Build America Bonds
7.00% due 07/01/41	$10,000,000	11,680,300
7.00% due 07/01/41	10,000,000	11,305,300
Santa Ana Unified School District, California, General Obligation Bonds, Federal Taxable Build America Bonds[10]
7.10% due 08/01/40	7,755,000	10,301,354
6.80% due 08/01/30	2,245,000	2,771,857
Oakland Unified School District, County of Alameda, California, Taxable General Obligation Bonds, Election of 2006, Qualified School
Construction Bonds, Series 2012B
6.88% due 08/01/33[4]	10,000,000	11,759,501
California, General Obligation Bonds, Various Purpose, Taxable Build America Bonds[10]
7.70% due 11/01/30[4]	10,000,000	11,755,200
Long Beach Unified School District, California, Qualified School Construction Bonds, Federally Taxable, Election of 2008, General Obligation Bonds
5.91% due 08/01/25	7,500,000	8,807,925
Riverside Community College District General Obligation Unlimited
7.02% due 08/01/40[4]	5,000,000	5,680,550

	Face
	Amount	Value
MUNICIPAL BONDS†† - 110.6% (continued)
California - 22.9% (continued)
Metropolitan Water District, Southern California, Water Revenue Bonds, 2010 Authorization, Taxable Build America Bonds[10]
6.95% due 07/01/40	5,000,000	5,645,900
Sonoma Valley Unified School District General Obligation Unlimited
7.12% due 08/01/28[4]	3,330,000	3,802,227
California Housing Finance Agency Revenue Bonds
3.66% due 02/01/29	3,000,000	3,089,280
Culver City Redevelopment Agency, California, Taxable Tax Allocation Bonds, Culver City Redevelopment Project
8.00% due 11/01/20	2,310,000	2,408,591
Monrovia Unified School District, Los Angeles County, California, Election of 2006 General Obligation Bonds, Build America Bonds,
Federally Taxable[10]
7.25% due 08/01/28[4]	1,025,000	1,264,778
Placentia-Yorba Linda Unified School District (Orange County, California), General Obligation Bonds, Federally Taxable Direct-Pay Qualified
School Construction Bonds, Election of 2008
5.40% due 02/01/26[4]	1,000,000	1,145,780
Cypress Elementary School District (Orange County, California), General Obligation Bonds, Direct Pay Qualified School Construction
Bonds, 2008 Election
6.65% due 08/01/25[4]	660,000	766,781
6.05% due 08/01/21[4]	340,000	369,104
Alhambra Unified School District General Obligation Unlimited
6.70% due 02/01/26[4]	500,000	609,810
California State University Revenue Bonds
3.90% due 11/01/47	500,000	524,620
Total California		93,688,858
Illinois - 10.6%
Northern Illinois University, Auxiliary Facilities System Revenue Bonds, Build America Program, Taxable[10]
8.15% due 04/01/41	5,000,000	5,556,300
7.95% due 04/01/35[4]	4,500,000	5,022,135

Guggenheim Taxable Municipal Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face Amount	Value
MUNICIPAL BONDS†† - 110.6% (continued)
Illinois - 10.6% (continued)
Chicago, Illinois, Second Lien Wastewater Transmission Revenue Project Bonds, Taxable Build America Bonds[10]
6.90% due 01/01/40[4]	$5,100,000	$6,599,145
Illinois, General Obligation Bonds, Taxable Build America Bonds[10]
7.35% due 07/01/35	5,000,000	5,764,900
Chicago, Illinois, Board of Education, Unlimited Tax General Obligation Bonds, Dedicated Revenues, Taxable Build America Bonds[10]
6.52% due 12/01/40[4]	5,000,000	4,717,850
City of Chicago Illinois General Obligation Unlimited
6.26% due 01/01/40[4]	2,500,000	2,584,500
5.43% due 01/01/42[4]	2,000,000	1,979,080
Chicago, Illinois, Second Lien Water Revenue Bonds, Taxable Build America Bonds[10]
6.74% due 11/01/40	2,990,000	3,962,318
Southwestern Illinois Development Authority Revenue Bonds
7.23% due 10/15/35[4]	3,000,000	3,318,210
Southwestern Illinois, Development Authority, Taxable Local Government, Program Revenue Bonds, Flood Prevention
District Project, Build America Bonds[10]
7.03% due 04/15/32[4]	2,000,000	2,206,160
State of Illinois General Obligation Unlimited
6.63% due 02/01/35	930,000	1,026,292
6.73% due 04/01/35	200,000	220,104
Chicago Board of Education General Obligation Unlimited, Build America Bonds[10]
6.14% due 12/01/39[4]	195,000	182,428
Total Illinois		43,139,422
Washington - 10.1%
Washington State University, Housing and Dining System Revenue Bonds, Taxable Build America Bonds[10]
7.40% due 04/01/41[4]	6,675,000	9,836,547
7.10% due 04/01/32	3,325,000	4,499,024
Washington State Convention Center Public Facilities District, Lodging Tax Bonds, Taxable Build America Bonds[10]
6.79% due 07/01/40	5,000,000	6,566,350
Public Hospital District No. 1, King County, Washington, Valley Medical Center, Hospital Facilities Revenue Bonds
8.00% due 06/15/40[4]	5,800,000	6,431,388
	Face
	Amount	Value
MUNICIPAL BONDS†† - 110.6% (continued)
Washington - 10.1% (continued)
Central Washington University, System Revenue Bonds, 2010, Taxable Build America Bonds[10]
6.50% due 05/01/30[4]	5,000,000	6,002,300
City of Anacortes Washington Utility System Revenue Revenue Bonds
6.48% due 12/01/30[4]	5,000,000	5,502,100
City of Auburn Washington Utility System Revenue Revenue Bonds
6.40% due 12/01/30[4]	2,000,000	2,141,680
Port of Seattle Washington Revenue Bonds
3.76% due 05/01/36	300,000	307,686
Total Washington		41,287,075
Pennsylvania - 6.3%
School District of Philadelphia, Pennsylvania, General Obligation Bonds, Series 2011A, Qualified School Construction Bonds -
(Federally Taxable - Direct Subsidy)
6.00% due 09/01/30[4]	10,330,000	11,995,403
Pittsburgh, Pennsylvania, School District, Taxable Qualified School Construction Bonds
6.85% due 09/01/29[4]	6,870,000	8,752,311
Lebanon Authority, Pennsylvania, Sewer Revenue Bonds, Taxable Build America Bonds[10]
7.14% due 12/15/35[4]	4,865,000	5,261,108
Total Pennsylvania		26,008,822
New Jersey - 6.3%
New Jersey Turnpike Authority Revenue Bonds, Build America Bonds[10]
7.10% due 01/01/41	10,000,000	14,842,900
Camden County Improvement Authority Revenue Bonds, Build America Bonds[10]
7.75% due 07/01/34[4]	8,000,000	8,887,840
7.85% due 07/01/35[4]	2,000,000	2,222,080
Total New Jersey		25,952,820
New York - 6.3%
Westchester County Health Care Corporation, Revenue Bonds, Taxable Build America Bonds[10]
8.57% due 11/01/40[1,4]	10,000,000	13,402,300

Guggenheim Taxable Municipal Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face Amount	Value
MUNICIPAL BONDS†† - 110.6% (continued)
New York - 6.3% (continued)
Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Taxable Build America Bonds[10]
6.55% due 11/15/31	$5,000,000	$6,705,550
7.13% due 11/15/30	5,000,000	5,740,300
Total New York		25,848,150
Michigan - 6.1%
Detroit City School District General Obligation Unlimited, Build America Bonds[10]
6.85% due 05/01/40[4]	5,000,000	5,422,400
7.75% due 05/01/39[4]	2,640,000	3,719,284
Whitehall District Schools, Muskegon County, Michigan, 2010 School Building and Site Bonds, General Obligation, Unlimited Tax Bonds, Taxable Qualified School Construction Bonds
6.10% due 05/01/26[4]	2,500,000	2,761,300
6.50% due 05/01/29[4]	2,000,000	2,207,580
Fraser Public School District, Macomb County, Michigan, General Obligation Federally Taxable School Construction Bonds, 2011 School Building and Site Bonds
6.05% due 05/01/26[4]	3,000,000	3,260,910
Detroit, Michigan, School District, School Building and Site Bonds, Unlimited Tax General Obligation Bonds, Taxable
Qualified School Construction Bonds
6.65% due 05/01/29[4]	2,640,000	3,177,134
City of Detroit Michigan Sewage Disposal System Revenue Revenue Bonds
1.47% (3 Month LIBOR + 60 bps) due 07/01/32[5]	2,000,000	1,822,720
City of Detroit Michigan Water Supply System Revenue Revenue Bonds
5.00% due 07/01/41	1,555,000	1,658,050
Oakridge, Michigan, Public Schools, Unlimited Tax General Obligation Bonds
6.75% due 05/01/26[4]	1,000,000	1,085,250
	Face Amount	Value
MUNICIPAL BONDS†† - 110.6% (continued)
Michigan - 6.1% (continued)
Comstock Park Public Schools General Obligation Unlimited
6.30% due 05/01/26[4]	415,000	467,979
Total Michigan		25,582,607
Indiana - 6.1%
Noblesville Multi-School Building Corporation, Hamilton County, Indiana, Taxable Unlimited Ad Valorem Property Tax First
Mortgage Bonds, Build America Bonds[10]
6.50% due 07/15/30	10,000,000	11,129,400
Evansville-Vanderburgh School Building Corp. Revenue Bonds, Build America Bonds[10]
6.50% due 01/15/30[4]	8,690,000	9,649,724
County of Knox Indiana Revenue Bonds, Build America Bonds[10]
5.90% due 04/01/34[4]	2,920,000	3,138,883
Indiana Finance Authority Revenue Bonds
5.50% due 04/01/24	1,060,000	1,212,969
Total Indiana		25,130,976
Texas - 6.0%
Dallas, Texas, Convention Center Hotel Development Corporation, Hotel Revenue Bonds, Taxable Build America Bonds[10]
7.09% due 01/01/42[4]	10,000,000	13,540,900
El Paso, Texas, Combination Tax and Revenue Certification of Obligation, Taxable Build America Bonds[10]
6.70% due 08/15/36[4]	10,000,000	11,199,800
Total Texas		24,740,700
Florida - 4.0%
County of Miami-Dade Florida Transit System Revenue Bonds, Build America Bonds[10]
6.91% due 07/01/39[4]	10,000,000	10,781,300
Orlando, Florida, Community Redevelopment Agency, Taxable Tax Increment Revenue Build America Bonds[10]
7.78% due 09/01/40[4]	5,000,000	5,641,750
Total Florida		16,423,050
West Virginia - 3.5%
State of West Virginia, Higher Education Policy Commission, Revenue Bonds, Federally Taxable Build America Bonds 2010[10]
7.65% due 04/01/40[4]	10,000,000	14,333,700

Guggenheim Taxable Municipal Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face Amount	Value
MUNICIPAL BONDS†† - 110.6% (continued)
Ohio - 3.2%
American Municipal Power, Inc., Combined Hydroelectric Projects Revenue Bonds, New Clean Renewable Energy Bonds
7.33% due 02/15/28[4]	$5,000,000	$6,519,799
Madison Local School District, Richland County, Ohio, School Improvement, Taxable Qualified School Construction Bonds
6.65% due 12/01/29[4]	2,500,000	2,790,075
Cuyahoga County, Ohio, Hospital Revenue Bonds, The Metrohealth System, Build America Bonds, Taxable[10]
8.22% due 02/15/40[4]	1,950,000	2,556,158
Toronto City School District, Ohio, Qualified School Construction Bonds General Obligation Bonds
7.00% due 12/01/28	1,230,000	1,303,751
Total Ohio		13,169,783
Colorado - 2.9%
Colorado, Building Excellent Schools Today, Certificates of Participation, Taxable Build America Bonds[10]
7.02% due 03/15/31[4]	7,500,000	8,493,300
Colorado, Building Excellent Schools Today, Certificates of Participation, Taxable Qualified School Construction
6.82% due 03/15/28[4]	2,500,000	3,290,150
Total Colorado		11,783,450
Vermont - 2.6%
Vermont State Colleges, Revenue Bonds, Taxable Build America Bonds[10]
7.21% due 07/01/40[4]	7,500,000	8,432,775
6.10% due 07/01/25[4]	2,155,000	2,379,012
Total Vermont		10,811,787
Alabama - 2.6%
Alabama State University, General Tuition and Fee Revenue Bonds, Taxable Direct-Pay Build America Bonds[10]
7.20% due 09/01/38[4]	5,000,000	5,272,450
7.10% due 09/01/35[4]	3,000,000	3,154,230
7.25% due 09/01/40[4]	2,000,000	2,110,920
Total Alabama		10,537,600
Nevada - 2.5%
Nevada System of Higher Education University, Revenue Bonds, Build America Bonds[10]
7.90% due 07/01/40	5,050,000	5,670,847
7.60% due 07/01/30	1,500,000	1,678,185
Clark County, Nevada, Airport Revenue Bonds, Build America Bonds[10]
6.88% due 07/01/42[4]	1,425,000	1,552,196
	Face Amount	Value
MUNICIPAL BONDS†† - 110.6% (continued)
Nevada - 2.5% (continued)
Las Vegas Valley Water District, Nevada, Limited Tax General Obligation Water Bonds, Taxable Build America Bonds[10]
7.10% due 06/01/39[4]	1,200,000	1,304,160
Total Nevada		10,205,388
Louisiana - 2.4%
Orleans Parish, School Board of the Parish of Orleans, Louisiana
4.40% due 02/01/21[4]	8,000,000	8,544,240
Tangipahoa Parish Hospital Service District No. 1, Louisiana, Taxable Hospital Revenue Bonds, North Oaks Health
System Project, Build America Bonds[10]
7.20% due 02/01/42[4]	1,055,000	1,122,678
Total Louisiana		9,666,918
Mississippi - 1.8%
Medical Center Educational Building Corporation, Taxable Build America Bonds, University of Mississippi Medical Center
Facilities Expansion and Renovation Project
6.84% due 06/01/35[4]	5,000,000	5,466,200
Mississippi, Hospital Equipment and Facilities Authority, Taxable Build America Revenue Bonds, Forrest County General
Hospital Project
7.27% due 01/01/32	1,000,000	1,077,170
7.39% due 01/01/40[4]	905,000	971,572
Total Mississippi		7,514,942
South Carolina - 1.6%
County of Horry South Carolina Airport Revenue Revenue Bonds, Build America Bonds[10]
7.33% due 07/01/40[1,4]	5,000,000	6,571,850
Georgia - 1.4%
Georgia Municipal Association, Inc., Certificates of Participation, DeKalb County Public Schools Project
5.21% due 12/01/22[4]	5,000,000	5,671,500
South Dakota - 0.9%
City of Pierre South Dakota Electric Revenue Revenue Bonds
7.50% due 12/15/40	3,490,000	3,662,232
Puerto Rico - 0.5%
Puerto Rico Electric Power Authority Revenue Bonds
5.25% due 07/01/32	1,000,000	1,058,210
1.39% (3 Month LIBOR + 52 bps) due 07/01/29[1,5]	950,000	769,814
Total Puerto Rico		1,828,024
Total Municipal Bonds
(Cost $384,195,566)		453,559,654

Guggenheim Taxable Municipal Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 6.0%
Collateralized Loan Obligations - 5.7%
Fortress Credit Investments IV Ltd.
2015-4A, 4.80% (3 Month LIBOR + 350 bps) due 07/17/23[5,6]	$1,000,000	$990,967
2015-4A, 6.40% (3 Month LIBOR + 510 bps) due 07/17/23[5,6]	500,000	492,502
OCP CLO Ltd.
2014-6A, 6.25% (3 Month LIBOR + 495 bps) due 07/17/26[5,6]	1,000,000	971,430
2014-6A, 4.95% (3 Month LIBOR + 365 bps) due 07/17/26[5,6]	250,000	250,249
2015-9A, 5.00% (3 Month LIBOR + 370 bps) due 07/15/27[5,6]	250,000	248,141
Jamestown CLO VI Ltd.
2015-6A, 6.57% (3 Month LIBOR + 525 bps) due 02/20/27[5,6]	1,250,000	1,050,045
FDF I Ltd.
2015-1A, 7.50% due 11/12/30[6]	1,000,000	1,000,246
Saranac CLO III Ltd.
2014-3A, 4.94% (3 Month LIBOR + 365 bps) due 06/22/25[5,6]	1,000,000	997,554
Betony CLO Ltd.
2015-1A, 6.65% (3 Month LIBOR + 535 bps) due 04/15/27[5,6]	1,000,000	956,738
Catamaran CLO Ltd.
2014-1A, 5.81% (3 Month LIBOR + 450 bps) due 04/20/26[5,6]	1,000,000	936,497
Venture XX CLO Ltd.
2015-20A, 7.60% (3 Month LIBOR + 630 bps) due 04/15/27[5,6]	900,000	838,147
KVK CLO Ltd.
2014-2A, 6.05% (3 Month LIBOR + 475 bps) due 07/15/26[5,6]	300,000	272,514
2013-2A, 4.95% (3 Month LIBOR + 365 bps) due 01/15/26[5,6]	250,000	249,350
2015-1A, 7.07% (3 Month LIBOR + 575 bps) due 05/20/27[5,6]	250,000	233,769
CIFC Funding Ltd.
2013-2A, 5.90% (3 Month LIBOR + 460 bps) due 04/21/25[5,6]	500,000	495,006
2013-2A, 4.90% (3 Month LIBOR + 360 bps) due 04/21/25[5,6]	200,000	200,808
	Face Amount	Value
ASSET-BACKED SECURITIES†† - 6.0% (continued)
Collateralized Loan Obligations - 5.7% (continued)
Cent CLO Ltd.
2014-21A, 4.82% (3 Month LIBOR + 350 bps) due 07/27/26[5,6]	600,000	596,747
Eaton Vance CLO Ltd.
2014-1A, 6.33% (3 Month LIBOR + 503 bps) due 07/15/26[5,6]	600,000	556,832
OHA Credit Partners VIII Ltd.
2013-8A, 5.71% (3 Month LIBOR + 440 bps) due 04/20/25[5,6]	275,000	270,607
2013-8A, 4.81% (3 Month LIBOR + 350 bps) due 04/20/25[5,6]	250,000	249,987
COA Summit CLO Limited
2014-1A, 4.11% (3 Month LIBOR + 280 bps) due 04/20/23[5,6]	500,000	499,979
Saranac CLO II Ltd.
2014-2A, 4.97% (3 Month LIBOR + 365 bps) due 02/20/25[5,6]	500,000	497,637
Ocean Trails CLO V
2014-5A, 6.65% (3 Month LIBOR + 535 bps) due 10/13/26[5,6]	500,000	492,503
Golub Capital Partners CLO Ltd.
2014-18A, 5.31% (3 Month LIBOR + 400 bps) due 04/25/26[4,5,6]	250,000	245,446
2014-21A, 4.61% (3 Month LIBOR + 330 bps) due 10/25/26[5,6]	250,000	245,427
Galaxy XVI CLO Ltd.
2013-16A, 4.66% (3 Month LIBOR + 335 bps) due 11/16/25[5,6]	500,000	487,306
Avery Point IV CLO Ltd.
2014-1A, 5.76% (3 Month LIBOR + 460 bps) due 04/25/26[5,6]	500,000	470,009
NewMark Capital Funding CLO Ltd.
2014-2A, 5.78% (3 Month LIBOR + 480 bps) due 06/30/26[5,6]	500,000	465,200
WhiteHorse X Ltd.
2015-10A, 6.60% (3 Month LIBOR + 530 bps) due 04/17/27[5,6]	500,000	455,306
WhiteHorse VIII Ltd.
2014-1A, 5.86% (3 Month LIBOR + 455 bps) due 05/01/26[5,6]	500,000	430,229

Guggenheim Taxable Municipal Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 6.0% (continued)
Collateralized Loan Obligations - 5.7% (continued)
Flatiron CLO Ltd.
2013-1A, 6.65% (3 Month LIBOR + 535 bps) due 01/17/26[5,6]	$400,000	$346,303
Regatta IV Funding Ltd.
2014-1A, 6.26% (3 Month LIBOR + 495 bps) due 07/25/26[5,6]	300,000	292,503
TICP CLO I Ltd.
2014-1A, 5.81% (3 Month LIBOR + 450 bps) due 04/26/26[5,6]	300,000	287,359
Pinnacle Park CLO Ltd.
2014-1A, 6.85% (3 Month LIBOR + 555 bps) due 04/15/26[5,6]	300,000	274,051
Octagon Investment Partners XXI Ltd.
2014-1A, 7.91% (3 Month LIBOR + 660 bps) due 11/14/26[5,6]	250,000	253,125
DIVCORE CLO Ltd.
2013-1A, 5.13% (1 Month LIBOR + 390 bps) due 11/15/32[4,5,6]	250,000	249,880
Staniford Street CLO Ltd.
2014-1A, 4.75% (3 Month LIBOR + 350 bps) due 06/15/25[5,6]	250,000	249,627
Cerberus Onshore II CLO LLC
2014-1A, 5.30% (3 Month LIBOR + 400 bps) due 10/15/23[5,6]	250,000	249,239
Monroe Capital CLO Ltd.
2014-1A, 4.86% (3 Month LIBOR + 355 bps) due 10/22/26[5,6]	250,000	247,957
Jamestown CLO IV Ltd.
2014-4A, 4.80% (3 Month LIBOR + 350 bps) due 07/15/26[5,6]	250,000	245,593
Newstar Commercial Loan Funding LLC
2014-1A, 6.06% (3 Month LIBOR + 475 bps) due 04/20/25[5,6]	250,000	245,024
Octagon Investment Partners XX Ltd.
2014-1A, 6.56% (3 Month LIBOR + 525 bps) due 08/12/26[5,6]	250,000	241,875
Jamestown CLO III Ltd.
2013-3A, 5.90% (3 Month LIBOR + 460 bps) due 01/15/26[5,6]	250,000	240,180
	Face Amount	Value
ASSET-BACKED SECURITIES†† - 6.0% (continued)
Collateralized Loan Obligations - 5.7% (continued)
Mountain Hawk II CLO Ltd.
2013-2A, 4.46% (3 Month LIBOR + 315 bps) due 07/22/24[5,6]	250,000	239,582
Adams Mill CLO Ltd.
2014-1A, 6.16% (3 Month LIBOR + 500 bps) due 07/15/26[5,6]	250,000	238,481
Washington Mill CLO Ltd.
2014-1A, 6.16% (3 Month LIBOR + 485 bps) due 04/20/26[5,6]	250,000	238,004
Tuolumne Grove CLO Ltd.
2014-1A, 6.06% (3 Month LIBOR + 475 bps) due 04/25/26[5,6]	250,000	237,575
Harbourview CLO VII Ltd.
2014-7A, 6.45% (3 Month LIBOR + 513 bps) due 11/18/26[5,6]	250,000	236,398
Jamestown CLO V Ltd.
2014-5A, 6.40% (3 Month LIBOR + 510 bps) due 01/17/27[5,6]	250,000	236,119
BNPP IP CLO Ltd.
2014-2A, 6.56% (3 Month LIBOR + 525 bps) due 10/30/25[5,6]	250,000	235,916
Ballyrock CLO LLC
2014-1A, 6.31% (3 Month LIBOR + 500 bps) due 10/20/26[5,6]	250,000	234,934
Avery Point V CLO Ltd.
2014-5A, 6.06% (3 Month LIBOR + 490 bps) due 07/17/26[5,6]	250,000	232,098
Octagon Investment Partners XXII Ltd.
2014-1A, 7.61% (3 Month LIBOR + 630 bps) due 11/25/25[5,6]	250,000	228,457
MP CLO V Ltd.
2014-1A, 7.20% (3 Month LIBOR + 590 bps) due 07/18/26[5,6]	250,000	227,500
AIMCO CLO
2014-AA, 6.41% (3 Month LIBOR + 525 bps) due 07/20/26[5,6]	250,000	227,170
Gallatin CLO VII Ltd.
2014-1A, 5.06% (3 Month LIBOR + 376 bps) due 07/15/23[4,5,6]	200,000	200,328
WhiteHorse VII Ltd.
2013-1A, 6.12% (3 Month LIBOR + 480 bps) due 11/24/25[5,6]	200,000	194,660

Guggenheim Taxable Municipal Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 6.0% (continued)
Collateralized Loan Obligations - 5.7% (continued)
Carlyle Global Market Strategies CLO Ltd.
2012-3A, due 10/04/28[4,5,6,7]	$250,000	$193,534
Atlas Senior Loan Fund II Ltd.
2012-2A, due 01/30/24[4,5,6,7]	250,000	144,918
West CLO Ltd.
2013-1A, due 11/07/25[4,5,6,7]	250,000	132,051
Great Lakes CLO Ltd.
2012-1A, due 01/15/23[4,5,7,8]	250,000	114,274
Gramercy Park CLO Ltd.
2012-1A, due 07/17/23[6,7]	250,000	11,355
Ares XXV CLO Ltd.
2013-3A, due 01/17/24[5,6,7]	250,000	3,647
Total Collateralized Loan Obligations		23,376,895
Collateralized Debt Obligations - 0.3%
N-Star REL CDO VIII Ltd.
2006-8A, 1.41% (1 Month LIBOR + 36 bps) due 02/01/41[4,5,6]	798,817	793,904
Highland Park CDO I Ltd.
2006-1A, 1.72% (3 Month LIBOR + 40 bps) due 11/25/51[5,6]	120,114	113,844
Pasadena CDO Ltd.
2002-1A, 2.12% (3 Month LIBOR + 85 bps) due 06/19/37[5,6]	92,673	91,900
Wrightwood Capital Real Estate CDO Ltd.
2005-1A, 1.75% (3 Month LIBOR + 43 bps) due 11/21/40[5,6]	78,292	77,482
SRERS Funding Ltd.
2011-RS, 1.48% (1 Month LIBOR + 25 bps) due 05/09/46[5,6]	5,722	5,718
Diversified Asset Securitization Holdings II, LP
2000-1X, 1.74% (3 Month LIBOR + 49 bps) due 09/15/35[5]	4,113	4,096
Total Collateralized Debt Obligations		1,086,944
Whole Business - 0.0%
Icon Brand Holdings LLC
2012-1A, 4.23% due 01/25/43[6]	165,357	157,887
	Face Amount	Value
ASSET-BACKED SECURITIES†† - 6.0% (continued)
Transport-Aircraft - 0.0%
Raspro Trust
2005-1A, 1.67% (3 Month LIBOR + 40 bps) due 03/23/24[4,5,6]	38,415	37,263
Total Asset-Backed Securities
(Cost $21,410,048)		24,658,989
CORPORATE BONDS†† - 4.2%
Consumer, Non-cyclical - 1.3%
Kaiser Foundation Hospitals
4.15% due 05/01/47	1,800,000	1,936,360
Tufts Medical Center, Inc.
7.00% due 01/01/38[1]	1,500,000	1,754,883
Valeant Pharmaceuticals International, Inc.
6.50% due 03/15/22[6]	1,000,000	1,048,750
WEX, Inc.
4.75% due 02/01/23[6]	250,000	256,563
Great Lakes Dredge & Dock Corp.
8.00% due 05/15/22[6]	250,000	253,750
ADT Corp.
6.25% due 10/15/21	200,000	217,410
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[6]	100,000	100,190
KeHE Distributors LLC / KeHE Finance Corp.
7.63% due 08/15/21[6]	90,000	90,225
Total Consumer, Non-cyclical		5,658,131
Energy - 1.3%
EQT Corp.
8.13% due 06/01/19[4]	1,200,000	1,317,621
4.88% due 11/15/21[4]	250,000	269,851
Comstock Resources, Inc.
10.00% due 03/15/20[12]	1,100,000	1,091,750
Antero Resources Corp.
5.63% due 06/01/23[4]	600,000	610,500
5.38% due 11/01/21[4]	100,000	101,750
Hess Corp.
8.13% due 02/15/19[4]	650,000	701,746
Husky Energy, Inc.
3.95% due 04/15/22[4]	250,000	262,833
4.00% due 04/15/24[4]	195,000	200,463
Sabine Pass Liquefaction LLC
5.63% due 02/01/21	300,000	324,780
Buckeye Partners, LP
4.35% due 10/15/24	250,000	260,179
Cheniere Corpus Christi Holdings LLC
7.00% due 06/30/24	100,000	113,750
DCP Midstream Operating, LP
5.35% due 03/15/20[6]	100,000	105,250
Schahin II Finance Co. SPV Ltd.
5.88% due 09/25/22[8,9]	651,500	65,150

Guggenheim Taxable Municipal Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face Amount	Value
CORPORATE BONDS†† - 4.2% (continued)
Energy - 1.3% (continued)
FTS International, Inc.
8.75% (3 Month LIBOR + 750 bps) due 06/15/20[5,6]	$47,000	$47,705
Total Energy		5,473,328
Communications - 0.9%
DISH DBS Corp.
5.88% due 11/15/24	1,050,000	1,132,688
Sprint Communications, Inc.
7.00% due 03/01/20[6]	900,000	985,500
9.00% due 11/15/18[6]	56,000	60,480
T-Mobile USA, Inc.
6.00% due 04/15/24[4]	500,000	531,875
MDC Partners, Inc.
6.50% due 05/01/24[6]	500,000	498,125
Zayo Group LLC / Zayo Capital, Inc.
6.38% due 05/15/25	100,000	107,469
CSC Holdings LLC
5.25% due 06/01/24	100,000	102,625
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
7.88% due 05/15/24[6]	100,000	95,750
Total Communications		3,514,512
Technology - 0.2%
Micron Technology, Inc.
7.50% due 09/15/23	550,000	609,813
Infor US, Inc.
6.50% due 05/15/22	200,000	204,000
Total Technology		813,813
Industrial - 0.2%
Dynagas LNG Partners Limited Partnership / Dynagas Finance, Inc.
6.25% due 10/30/19[1]	800,000	792,000
Basic Materials - 0.1%
GCP Applied Technologies, Inc.
9.50% due 02/01/23[6]	500,000	562,500
Mirabela Nickel Ltd.
2.38% due 06/24/19[1]	96,316	4,816
Total Basic Materials		567,316
Financial - 0.1%
FBM Finance, Inc.
8.25% due 08/15/21[6]	150,000	160,125
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.38% due 04/01/20[6]	125,000	128,750
Total Financial		288,875
Consumer, Cyclical - 0.1%
WMG Acquisition Corp.
6.75% due 04/15/22[6]	200,000	210,000
Total Corporate Bonds
(Cost $15,963,133)		17,317,975
SENIOR FLOATING RATE INTERESTS††,5 - 3.1%
Technology - 1.2%
EIG Investors Corp.
5.32% (1 Month LIBOR + 400 bps) due 02/09/23	2,480,135	2,504,415
	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,5 - 3.1% (continued)
Technology - 1.2% (continued)
TIBCO Software, Inc.
4.74% (1 Month LIBOR + 350 bps) due 12/04/20	684,281	685,622
Advanced Computer Software
6.82% (3 Month LIBOR + 550 bps) due 03/18/22	484,705	477,434
Lytx, Inc.
7.99% (1 Month LIBOR + 675 bps) due 08/31/23	473,684	461,974
Aspect Software, Inc.
11.23% (1 Month LIBOR + 1000 bps) due 05/25/20[3]	435,004	426,304
First Data Corp.
3.74% (1 Month LIBOR + 250 bps) due 04/26/24	249,558	249,558
Ceridian Corp.
4.70% (1 Week LIBOR + 350 bps) due 09/15/20	39,567	39,501
Total Technology		4,844,808
Consumer, Non-cyclical - 0.6%
PT Intermediate Holdings III LLC
7.54% (6 Month LIBOR + 650 bps) due 06/23/22†††,1,2	1,265,438	1,265,438
Springs Industries, Inc.
7.73% (1 Month LIBOR + 650 bps) due 06/01/21†††,1,2	495,000	495,000
American Tire Distributors, Inc.
5.49% (1 Month LIBOR + 425 bps) due 09/01/21	291,143	293,146
Quorum Business Solutions
6.06% (3 Month LIBOR + 475 bps) due 08/06/21[1]	205,088	198,935
Certara, Inc.
5.32% (3 Month LIBOR + 400 bps) due 08/15/24	150,000	151,125
Targus Group International, Inc.
14.00% (Prime Rate + 1050 bps) due 05/24/16†††,1,2,3	213,492	–
Total Consumer, Non-cyclical		2,403,644
Consumer, Cyclical - 0.5%
Sears Holdings Corp.
5.74% (1 Month LIBOR + 450 bps) due 06/30/18	446,447	441,236
LA Fitness International LLC
5.49% (1 Month LIBOR + 425 bps) due 07/01/20	416,815	420,462
Accuride Corp.
8.30% (3 Month LIBOR + 700 bps) due 11/17/23	318,575	323,353
Truck Hero, Inc.
5.23% (1 Month LIBOR + 400 bps) due 04/22/24	250,000	249,688
Neiman Marcus Group, Inc.
4.48% (1 Month LIBOR + 325 bps) due 10/25/20	241,855	177,708
MX Holdings US, Inc.
3.99% (1 Month LIBOR + 275 bps) due 08/14/23[1]	147,022	146,839

Guggenheim Taxable Municipal Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,5 - 3.1% (continued)
Consumer, Cyclical - 0.5% (continued)
Navistar Inc.
5.24% (1 Month LIBOR + 400 bps) due 08/07/20	$98,250	$98,905
Total Consumer, Cyclical		1,858,191
Communications - 0.3%
TVC Albany, Inc.
5.00% (3 Month LIBOR + 400 bps) due 07/26/24	500,000	497,500
Market Track LLC
5.48% (1 Month LIBOR + 425 bps) due 06/05/24	250,000	248,750
Houghton Mifflin Co.
4.24% (1 Month LIBOR + 300 bps) due 05/28/21	249,111	239,769
Mcgraw-Hill Global Education Holdings LLC
5.24% (1 Month LIBOR + 400 bps) due 05/04/22	199,748	195,941
Total Communications		1,181,960
Industrial - 0.3%
Transdigm, Inc.
4.29% (3 Month LIBOR + 300 bps) due 06/04/21	485,000	485,553
Amber Bidco Foster + Partners
5.23% (1 Month LIBOR + 400 bps) due 06/30/21†††,1,2	250,000	247,245
Imagine Print Solutions LLC
6.05% (3 Month LIBOR + 475 bps) due 06/21/22	199,500	199,500
SI Organization
6.05% (3 Month LIBOR + 475 bps) due 11/22/19	170,582	171,221
NaNa Development Corp.
8.03% (3 Month LIBOR + 675 bps) due 03/15/18[1]	45,370	44,463
Total Industrial		1,147,982
Financial - 0.1%
Jane Street Group LLC
5.73% (1 Month LIBOR + 450 bps) due 08/25/22	400,000	403,500
	Face
	Amount	Value
SENIOR FLOATING RATE INTERESTS††,5 - 3.1% (continued)
Financial - 0.1% (continued)
Integro Parent, Inc.
7.06% (3 Month LIBOR + 575
bps) due 10/28/22[1]	106,321	105,790
Total Financial		509,290
Utilities - 0.1%
MRP Generation Holding
8.30% (3 Month LIBOR + 700	297,750	275,419
bps) due 10/18/22
Bhi Investments LLC
5.50% (3 Month LIBOR + 450 bps) due	200,000	198,000
08/28/24
Total Utilities		473,419
Energy - 0.0%
PSS Companies
5.80% (3 Month LIBOR + 450
bps) due 01/28/20[1]	193,373	168,718
Total Senior Floating Rate Interests
(Cost $12,649,284)		12,588,012
SENIOR FIXED RATE INTERESTS†† - 0.0%
Consumer, Non-cyclical - 0.0%
Targus Group International Equity, Inc.
7.50% due 12/31/19†††,1,2,3	91,542	91,542
Total Senior Fixed Rate Interests
(Cost $96,118)		91,542
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 0.0%
Residential Mortgage Backed Securities - 0.0%
Nomura Resecuritization Trust
2012-1R, 1.68% (1 Month LIBOR + 44 bps) due 08/27/47[4,5,6]	88,182	87,969
Total Collateralized Mortgage Obligations
(Cost $85,383)		87,969
Total Investments - 126.3%
(Cost $444,128,672)		$517,994,854
Other Assets & Liabilities, net - (26.3)%		(107,707,001)
Total Net Assets - 100.0%		$410,287,853

CENTRALLY CLEARED INTEREST RATE SWAPS††

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Market Value	Unrealized Loss
Bank of America Merrill Lynch	CME	Receive	3 Month LIBOR	1.46%	Semi-annual	10/17/2019	$(25,000,000)	$(47,987)	$(47,987)
Bank of America Merrill Lynch	CME	Receive	3 Month LIBOR	1.64%	Semi-annual	10/16/2019	(57,000,000)	(370,925)	(370,925)
									$(418,912)

Guggenheim Taxable Municipal Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
1	Illiquid security.
2	Security was fair valued by the Valuation Committee at August 31, 2017. The total market value of fair valued securities amounts to $2,217,470, (cost $2,571,258) or 0.5% of total net assets.
3	Affiliated issuer — See Note 5.
4
All or a portion of these securities have been physically segregated in connection with borrowings, reverse repurchase agreements and unfunded loan commitments. As of August 31, 2017, the total value of securities segregated was $263,987,852.

5	Variable rate security. Rate indicated is rate effective at August 31, 2017.
6
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $29,232,251 (cost $25,058,574), or 7.1% of total net assets.

7	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
8
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $179,424 (cost $755,304), or less than 0.1% of total net assets. See Note 7.

9	Security is in default of interest and/or principal obligations.
10	Taxable municipal bond issued as part of the Build America Bond Program.
11	Rate indicated is the 7 day yield as of August 31, 2017.
12	Payment-in-kind security.

CME	Chicago Mercantile Exchange
LIBOR	London Interbank Offered Rate

See Sector Classification in Other Information section.
The following table summarizes the inputs used to value the Fund's investments at August 31, 2017 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Asset Backed Securities	$—	$24,658,989	$—	$24,658,989
Collateralized Mortgage Obligations	—	87,969	—	87,969
Common Stocks	290,333	23,767	118,245	432,345
Corporate Bonds	—	17,317,975	—	17,317,975
Money Market	9,258,368	—	—	9,258,368
Municipal Bonds	—	453,559,654	—	453,559,654
Senior Fixed Rate Interests	—	—	91,542	91,542
Senior Floating Rate Interests	—	10,580,329	2,007,683	12,588,012
Total Assets	$9,548,701	$506,228,683	$2,217,470	$517,994,854
Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Swaps	$—	$418,912	$—	$418,912
Unfunded Loan Commitments	—	—	221,849	221,849
Total Liabilities	$—	$418,912	$221,849	$640,761
* Interest rate swaps are reported as unrealized gain/loss at period end. Please refer to the detailed Schedule of Investments for a breakdown of investment type by industry category.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended August 31, 2017, there were no transfers between levels.

Guggenheim Taxable Municipal Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

Affiliated Transactions
Transactions during the period ended August 31, 2017, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 05/31/17	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized	Value 08/31/17	Shares 08/31/17	Investment Income
Aspect Software Parent, Inc.	$93,943	$–	$–	$–	$(29,308)	$64,635	6,275	$–
Aspect Software Parent, Inc.	38,040	–	–	–	(11,868)	26,172	2,541	–
Aspect Software, Inc. 11.23% (1 Month LIBOR + 1000 bps) due 05/25/20	436,698	–	(2,788)	–	(7,606)	426,304	435,004	12,443
Targus Group International Equity, Inc.	27,623	–	–	–	(185)	27,438	18,415	–
Targus Group International, Inc. 7.50% due 12/31/19	88,167	–	–	–	3,375	91,542	91,542	3,437
Targus Group International, Inc. 14.00% (Prime Rate + 1050 bps) due 05/24/16	–	–	–	–	–	–	213,492	–
	$684,471	$–	$(2,788)	$–	$(45,592)	$636,091		$15,880

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

Note 1 – Organization and Significant Accounting Policies

Organization

Guggenheim Taxable Municipal Managed Duration Trust (the “Trust”) (formerly known as Guggenheim Build America Bonds Managed Duration Trust) was organized as a Delaware statutory trust on June 30, 2010. The Trust is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Trust’s primary investment objective is to provide current income with a secondary objective of long-term capital appreciation. There can be no assurance that the Trust will achieve its investment objectives. The Trust’s investment objectives are considered fundamental and may not be changed without shareholder approval.

Guggenheim Funds Investment Advisors, LLC (“GFIA”) provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GFIA and GFD are affiliated entities.

Significant Accounting Policies
The Trust operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

Valuation of Investments
The Board of Trustees of the Trust (the “Board”) has adopted policies and procedures for the valuation of the Trust's investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Trust securities and/or other assets.

Valuations of the Trust's securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Trust's officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange ("NYSE") or American Stock Exchange) are valued at the last quoted sale price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean of the most recent bid and asked prices on such day.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value. Money market funds are valued at net asset value.
Typically, loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and the Guggenheim Funds Investment Advisors, LLC ("GFIA or the "Adviser") are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

The value of interest rate swap agreements entered into by the Trust is accounted for using the unrealized gain or loss on the agreements that is determined using the spread priced off the previous day’s Chicago Mercantile Exchange ("CME") price.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GFIA under the direction of the Board using methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

Note 2 – Financial Instruments
As part of its investment strategy, the Trust utilizes a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Trust uses derivative instruments, how these derivative instruments are accounted for and their effects on the Trust’s financial position and results of operations.

For any Trust whose investment strategy consistently involves applying leverage, the value of the Trust’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Trust’s use of leverage, through borrowings or instruments such as derivatives, may cause the Trust to be more volatile and riskier than if they had not been leveraged.

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Trust utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing. Central clearing generally reduces counterparty credit risk and increases liquidity, but central clearing does not make swap transactions risk-free. For Trusts utilizing interest rate swaps, the exchange bears the risk of loss. Additionally, there is no guarantee that a Trust or an underlying Trust could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

Interest rate swaps involve the exchange by the Trust with another party for its respective commitment to pay or receive interest on a notional amount of principal. Interest rate swaps are generally valued using the closing price from the prior day, subject to an adjustment for the current day’s spreads. Interest rate swaps are generally subject to mandatory central clearing, but central clearing does not make interest rate swap transactions risk free.

In conjunction with the use of derivative instruments, the Trust is required to maintain collateral in various forms. The Trust uses, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to the Trust.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Note 3 – Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Trust would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Trust’s investments. When values are not available from a pricing service, they may be computed by the Trust’s investment adviser or an affiliate. In any event, values may be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. A significant portion of the Trust’s assets and liabilities are categorized as Level 2 or Level 3, as indicated in this report.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Trust’s assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Trust may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – Federal Income Tax Information
The Trust intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

relieve the Trust from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Trust’s tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Trust’s financial statements. The Trust’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At August 31, 2017, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain
$444,188,992	$75,769,641	$(2,382,691)	$73,386,950

Note 5 – Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a portfolio company of a Trust, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such Trust, as defined in the 1940 Act.

Note 6 – Unfunded Loan Commitments
Pursuant to the terms of certain loan agreements, the Trust held unfunded loan commitments as of August 31, 2017. The Trust is obligated to fund these loan commitments at the borrower’s discretion.

The unfunded loan commitments as of August 31, 2017, were as follows:

Borrower	Maturity Date	Face Amount	Value
Lytx, Inc.	08/31/23	$26,316	$–
Solera LLC	03/03/21	2,250,000	221,849
Surgery Center Holdings, Inc.	11/16/17	500,000	–
		$2,776,316	$221,849

Note 7 – Restricted Securities
The securities below are considered illiquid and restricted under guidelines established by the Board:

Restricted Securities	Acquisition Date	Cost	Value
Great Lakes CLO Ltd.
2012-1A, (WAC) due 1/15/23	12/06/12	$238,750	$114,274
Schahin II Finance Co. SPV Ltd.
5.88% due 9/25/22	01/08/14	516,554	65,150
		$755,304	$179,424

Other Information (Unaudited)	August 31, 2017

Sector Classification
Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Trust’s registration statement, the Trust has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Trust usually classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2.  Controls and Procedures.

(a)
The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)
There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act, as amended) that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.

Item 3.  Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act, as amended (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Taxable Municipal Managed Duration Trust

By:          /s/Amy J. Lee
Amy J. Lee
Vice President

Date:      October 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:          /s/Amy J. Lee
Amy J. Lee
Vice President

Date:      October 30, 2017

By:       /s/John L. Sullivan
John L. Sullivan
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:    October 30, 2017